Intangible Assets and Consideration Payable - Schedule of the Black-Scholes Option Pricing Model (Details)	Mar. 26, 2025	Dec. 31, 2024	Apr. 30, 2024
Risk-free interest rate [Member]
Schedule of the Black-Scholes Option Pricing Model [Line Items]
Fair value measurement input method	4.26
Risk-free interest rate [Member] | Minimum [Member]
Schedule of the Black-Scholes Option Pricing Model [Line Items]
Fair value measurement input method		5.12	5.12
Risk-free interest rate [Member] | Maximum [Member]
Schedule of the Black-Scholes Option Pricing Model [Line Items]
Fair value measurement input method		5.44	5.44
Expected life [Member]
Schedule of the Black-Scholes Option Pricing Model [Line Items]
Fair value measurement input method	0.5
Expected life [Member] | Minimum [Member]
Schedule of the Black-Scholes Option Pricing Model [Line Items]
Fair value measurement input method		0.5	0.5
Expected life [Member] | Maximum [Member]
Schedule of the Black-Scholes Option Pricing Model [Line Items]
Fair value measurement input method		1	1
Expected dividend rate [Member]
Schedule of the Black-Scholes Option Pricing Model [Line Items]
Fair value measurement input method	0	0	0
Expected volatility [Member]
Schedule of the Black-Scholes Option Pricing Model [Line Items]
Fair value measurement input method	100	100	100